Risk Management - Additional Information (Detail) $ in Millions	9 Months Ended
	Sep. 30, 2020 CAD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Sep. 30, 2019 CAD ($)	Jun. 30, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Fair Value of Risk Management Assets and Liabilities	$ (3,000,000)			$ 3,000,000
Cash and cash equivalents	404,000,000		$ 152,000,000	$ 186,000,000	$ 437,000,000	$ 64,000,000	$ 781,000,000
Committed Credit Facility [member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Cash and cash equivalents	404,000,000
Uncommitted Demand Facility [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Amount that may be drawn for general purposes	$ 600,000,000
Top of Range [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Target debt to adjusted EBITDA ratio	2.0
Top of Range [Member] | Uncommitted Demand Facility [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Available borrowing capacity	$ 1,100,000,000	$ 47
Liquidity risk [member] | Top of Range [Member] | Base Shelf Prospectus [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Available borrowing capacity		$ 4,000
Liquidity risk [member] | Top of Range [Member] | Committed Credit Facility [member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Available borrowing capacity	5,600,000,000
Interest Rate, Foreign Exchange or Cross Currency Interest Rate Swap [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional amount	0
Crude Oil and Condensate Instruments [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Fair Value of Risk Management Assets and Liabilities	$ 3,000,000
Trade Receivables | Credit risk [member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Average expected credit loss rate	0.80%	0.80%		0.30%
Trade Receivables | Credit risk [member] | Investment grade counterparties [member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Percent of accounts receivable held with investment grade counterparties	99.00%	99.00%
Number of days outstanding for accruals, joint operations, trade receivables and net investment in finance leases	60 days
Trade Receivables | Credit risk [member] | Investment grade counterparties [member] | Bottom of Range [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Percent of accounts receivable held with investment grade counterparties	95.00%	95.00%